Related Party Transactions - (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Related Party Transaction [Line Items]
Due to Related Parties, Current	$ 35,737
Administrative Agreement [Member]
Related Party Transaction [Line Items]
Initial Transaction Term		18 months
Corporation Tax Services		$ 10,000
Related Party Transaction, Amounts of Transaction	45,161	120,000
Out-of-Pocket Expenses [Member]
Related Party Transaction [Line Items]
Related Party Tax Expense, Due to Affiliates, Current	160,668	117,676
Due to Related Parties, Current	$ 35,737	0
Sponsor | Administrative Agreement [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction		$ 278,952